SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"), applied on a consistent basis, as follows:

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates. The most significant assumptions are employed in estimates used in determining values of goodwill and identifiable intangible assets and their subsequent impairment analysis, revenue recognition, tax assets and tax positions, legal contingencies, research and development capitalization, contingent consideration related to acquisitions  and stock-based compensation costs. Actual results could differ from those estimates.

Financial statements in United States dollars

A substantial portion of the revenues and expenses of the Company and certain of its subsidiaries is generated in U.S. dollars ("dollar"). The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and certain of its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with the Financial Accounting Standards Board ("FASB) Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses of the remeasurement of monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate.

For those foreign subsidiaries whose functional currency is not the dollar, all balance sheet amounts have been translated using the exchange rates in effect at each balance sheet date. Statement of income amounts have been translated using the average exchange rate prevailing during each year. Such translation adjustments are reported as a component of other comprehensive income (loss) in equity.

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries. Intercompany balances and transactions, including profit from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Changes in the parent's ownership interest in a subsidiary with no change of control are treated as equity transactions, with any difference between the amount of consideration paid and the change in the carrying amount of the non-controlling interest, recognized in equity.

Non-controlling interests of subsidiaries represent the non-controlling share of the total comprehensive income (loss) of the subsidiaries and fair value of the net assets upon the acquisition of the subsidiaries. The non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Redeemable non-controlling interests are classified as mezzanine equity, separate from permanent equity, on the consolidated balance sheets and measured at each reporting period at the higher of their redemption amount or the Non controlling interest book value, in accordance with the requirements of ASC 810 "Consolidation" and ASC 480-10-S99-3A, "Distinguishing Liabilities from Equity".

 The following table provides a reconciliation of the redeemable non-controlling interests:

January 1, 2013	1,914
Net income attributable to redeemable non-controlling interests	546
Foreign currency translation adjustments	261

December 31, 2013	2,721

Cash and cash equivalents

Cash and cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.
Cash and cash equivalent includes amounts held primarily in U.S. dollars, Euro, Japanese Yen and British Pound.

Short-term deposits and restricted deposits

Short-term deposits include deposits with original maturities of more than three months and less than one year. Such deposits are presented at cost (including accrued interest) which approximates their fair value. Restricted deposits are used to secure certain Group's ongoing projects and are classified under other receivables.

Marketable securities

The Company accounts for investments in marketable securities in accordance with ASC No. 320, “Investments – Debt and Equity Securities”. Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date. The Company classifies all of its marketable securities as available for sale. Available for sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in “accumulated other comprehensive income (loss)” in equity. Realized gains and losses on sale of investments are included in “financial income, net” and are derived using the specific identification method for determining the cost of securities.

 The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in “financial income, net”.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in “net gain (impairment net of gains) on sale of marketable securities previously impaired” in the statements of income and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Years

Computers and peripheral equipment	3
Office furniture and equipment	7 - 15 (mainly 7)
Motor vehicles	7
Software	3 – 5 (mainly 5)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Business combinations

The Company accounts for business combinations under ASC 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, non-controlling interest and redeemable non-controlling interest in the acquiree at the acquisition date, measured at their fair values as of that date. As required by ASC 820, "Fair Value Measurements and disclosures" the Company applies assumptions that marketplace participants would consider in determining the fair value of assets acquired, liabilities assumed, non-controlling interest and redeemable non-controlling interest in the acquiree at the acquisition date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings.

Variable interest entities

ASC 810, "Consolidation" provides a framework for identifying variable interest entities (or "VIEs") and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements.

The Company's assessment of whether an entity is a VIE and the determination of the primary beneficiary requires judgment and involves the use of significant estimates and assumptions. Those include, among others, forecasted cash flows, their respective probabilities and the economic value of certain preference rights. In addition, such assessment also involves estimates of whether a group entity can finance its current activities, until it reaches profitability, without additional subordinated financial support.

Effective as of January 1, 2010, the Company applies updated guidance for the consolidation of VIEs. The guidance qualitative approach, based on which enterprise has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the variable interest entity. Determination about whether an enterprise should consolidate a VIE is required to be evaluated continuously as changes to existing relationships or future transactions.

One of the Company's U.S. based consulting and staffing services business acquired through one of its wholly owned subsidiaries on January 17, 2010 is considered to be a VIE. The subsidiary is the primary beneficiary of the VIE, as a result of the fact that it holds the power to direct the activities of the acquired business, which significantly impacts its economic performance, and has the right to receive benefits accruing from the acquired business.

Research and development costs

Research and development costs incurred in the process of software development before establishment of technological feasibility are charged to expenses as incurred. Costs incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC 985-20, "Costs of Software to be Sold, Leased or Marketed".

The Company and its subsidiaries establish technological feasibility upon completion of a detailed program design or working model.

Research and development costs incurred in the process of developing product enhancements are generally charged to expenses as incurred.

Capitalized software costs are amortized on a product by product basis by the straight-line method over the estimated useful life of the software product (between 4-5 years). The Company assesses the recoverability of these intangible assets on a regular basis by determining whether the amortization of the asset over its remaining economical useful life can be recovered through undiscounted future operating cash flows from the specific software product sold. During the years ended December 31, 2011, 2012 and 2013, no such unrecoverable amounts were identified.

Long-Lived Assets

The Company long-lived, non-current assets are comprised mainly of goodwill, identifiable intangible assets and property, plants and equipment.

Impairment of long-lived assets and intangible assets subject to amortization

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

As required by ASC 820, "Fair Value Measurements and disclosures" the Company applies assumptions that marketplace participants would consider in determining the fair value of long-lived assets (or asset groups).

Intangible assets with finite lives are amortized over their economic useful life using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. Distribution rights, acquired technology and non-compete were amortized on a straight line basis and customer relationships and backlog were amortized on an accelerated method basis over a period between 3.5 - 15 years based on the intangible assets identified.

During the years ended December 31, 2011, 2012 and 2013, no impairment was identified.

Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350,"Intangibles - Goodwill and Other", goodwill is subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. As of December 31, 2013, the Company operates in two operating segments.

 For the Company's 2010 and 2011 annual impairment tests and as required by ASC 350, the Company compared the fair value of each of its reporting units to its carrying value ('step 1'). If the fair value exceeded the carrying value of the reporting unit net assets, goodwill is considered not impaired, and no further testing is required. If the carrying value exceeded the fair value of the reporting unit, then the implied fair value of goodwill is determined by subtracting the fair value of all the identifiable net assets from the fair value of the reporting unit. An impairment loss is recorded for the excess, if any, of the carrying value of goodwill over its implied fair value ('step 2').

As required by ASC 820, "Fair Value Measurements and Disclosures", the Company applies assumptions that market place participants would consider in determining the fair value of each reporting unit.

In 2010 and 2011 in order to determine the fair value of its two reporting units, the Company implemented an 'income approach'. Under the income approach expected future cash flows are discounted to their present value using an appropriate rate of return. Judgments and assumptions related to future cash flows (projected revenues, operating expenses, and capital expenditures), future short-term and long-term growth rates, and weighted average cost of capital, are believed to be similar to those of market participants and to represent both the specific risks associated with the business, and capital market conditions, are inherent in developing the discounted cash flow model.

In September 2011, the FASB issued ASU 2011-08 which amends the rules for testing goodwill for impairment. Under the new rules, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.

The Company adopted the provisions of ASU 2011-08 to its reporting units, for its annual impairment test in 2012 and 2013. This analysis determines that no indicators of impairment existed primarily because (the Company's overall financial performance has been stable since its respective acquisitions, and since forecasts of operating income and cash flows generated by the Company's reporting units appear sufficient to support the book values of the net assets of each reporting unit. In addition the Company's market capitalization has consistently exceeded its book value by a sufficient margin,

For newly acquired reporting units the Company determines the fair value of each reporting unit using the Income Approach, which utilizes a discounted cash flow model, as it believes that this approach best approximates the reporting unit's fair value. Judgments and assumptions related to revenue, operating income, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model. The Company considers historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.

The Company performed annual impairment tests during the fourth quarter of each of 2011, 2012 and 2013 and did not identify any impairment losses (see Note 9).

Revenue recognition

The Company derives its revenues from licensing the rights to use software (proprietary and non-proprietary), provision of related professional services, maintenance and technical support as well as from other IT professional services. The Company sells its products and services primarily through its direct sales force and indirectly through distributors and value added resellers.

The Company accounts for its software sales in accordance with ASC 985-605, "Software Revenue Recognition". Software license revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the vendor's fee is fixed or determinable, no further obligation exists and collectability is probable.

Maintenance and support includes annual maintenance contracts providing for unspecified upgrades for new versions and enhancements on a when-and-if-available basis for an annual fee. The right for an unspecified upgrade for new versions and enhancements on a when-and-if-available basis do not specify the features, functionality and release date of future product enhancements for the customer to know what will be made available and the general timeframe in which it will be delivered.

Maintenance and support revenue included in multiple element arrangements is deferred and recognized on a straight-line basis over the term of the maintenance and support agreement.

As required by ASC 985-605, the Company allocates revenues to the software component of its multiple-element arrangements using the residual method when vendor specific objective evidence ("VSOE") of fair value exists for the undelivered elements of the support and maintenance agreements. VSOE is based on the price charged when an element is sold separately or renewed. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and is recognized as revenue.

The Company generally does not grant a right of return to its customers. When a right of return exists, the Company defers revenue until the right of return expires, at which time revenue is recognized provided that all other revenue recognition criteria are met.

Revenue from professional services related to both software and the IT professional services businesses consists of billable hours for services provided and is recognized as the services are rendered.

Arrangements that include professional services bundled with licensed software and other software related elements, are evaluated to determine whether those services are essential to the functionality of other elements of the arrangement. When services are considered essential to the software, revenues under the arrangement are recognized using contract accounting based on ASC 605-35, "Construction-Type and Production-Type Contracts", on a percentage of completion method based on inputs measures. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss for the entire contract. During the years ended December 31, 2011, 2012 and 2013, no such estimated losses were identified.

When professional services are not considered essential to the functionality of other elements of the arrangement, revenue allocable to the services is recognized as the services are performed, using VSOE of fair value. In most cases, the Company has determined that the services are not considered essential to the functionality of other elements of the arrangement.

Deferred revenue includes unearned amounts received under maintenance, support and services contracts, and amounts received from customers but not yet recognized as revenues.

Revenue from third-party sales is recorded at a gross or net amount according to certain indicators. The application of these indicators for gross and net reporting of revenue depends on the relative facts and circumstances of each sale and requires significant judgment.

Severance pay

The Company's and its Israeli subsidiary's obligation for severance pay with respect to their Israeli employees (for the period for which the employees were not included under Section 14 of the Severance Pay Law, 1963) is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date, and are presented on an undiscounted basis (referred to as the "Shut Down Method"). Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's obligation for all of its Israeli employees is fully provided for by monthly deposits with insurance policies and by an accrual.

The Group has a number of savings plans in the United States that qualify under Section 401(k) of the Internal Revenue Code. U.S employees may contribute up to 100% of their pretax salary, but not more than statutory limits. Matching contributions are discretionary and are up to 3% of the participants contributions.  When contributions are granted, they are invested in proportion to each participant's voluntary contributions in the investment options provided under the plan.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligations pursuant to the Israeli Severance Pay Law or labor agreements and are recorded as an asset in the Company's consolidated balance sheet.

The Company and its Israeli subsidiaries’ agreements with most of their Israeli employees are in accordance with Section 14 of the Severance Pay Law -1963, mandating that upon termination of such employees' employment, all the amounts accrued in their insurance policies shall be released to them instead of severance compensation. Upon release of deposited amounts to the employee, no additional liability exists between the parties regarding the matter of severance pay and no additional payments shall be made by the Company or its subsidiaries to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company and its subsidiaries are is legally released from their obligations to employees once the deposit amounts have been paid.

Severance expenses for the years ended December 31, 2011, 2012 and 2013 amounted to approximately $  609, $  829 and $  1,132, respectively.

Advertising expenses

Advertising expenses are charged to selling and marketing expenses, as incurred. Advertising expenses for the years ended December 31, 2011, 2012 and 2013 amounted to $  313, $  556 and $  306, respectively.

Income taxes

The Company and its subsidiaries account for income taxes in accordance with ASC 740, "Income Taxes". The ASC prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. Deferred tax assets and liabilities are classified as current or non-current according to the expected reversal dates.

The Company utilizes a two-step approach for recognizing and measuring uncertain tax positions accounted for in accordance with an amendment of ASC 740 "Income Taxes." Under the first step the Company evaluates a tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, based on its technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement with the tax authorities. The Company accrued interest and penalties related to unrecognized tax benefits in its provisions for income taxes.

Basic and diluted net earnings per share

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share."

A portion of the outstanding stock options have been excluded from the calculation of the diluted earnings per share because such securities are anti-dilutive. The total weighted average number of Ordinary shares related to the outstanding options excluded from the calculations of diluted earnings per share was 550,430, 669,887 and 536,877 for the years ended December 31, 2011, 2012 and 2013, respectively.

Stock-based compensation

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on the accelerated method over the requisite service period of each of the awards, net of estimated forfeitures.

The Company measures and recognizes compensation expense for share-based awards based on estimated fair values on the date of grant using the Binomial option-pricing model ("the Binomial model"). The Binomial model for option pricing requires a number of assumptions, of which the most significant are the suboptimal exercise factor and expected stock price volatility. The suboptimal exercise factor is estimated based on employees' historical option exercise behavior.

The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options. Expected volatility is based upon actual historical stock price movements and was calculated as of the grant dates for different periods, since the Binomial model can be used for different expected volatilities for different periods. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the contractual term of the options. Historically the Company did not hold any foreseeable plans to pay dividends and therefore used an expected dividend yield of zero in its past years option pricing models. In September 2012, the Company adopted a dividend distribution policy according to which it will distribute in each year a dividend of up to 50% of its annual distributable profits. Therefore as of September 2012 the Company uses an expected dividend yield for its grants.

The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

For awards with performance conditions, compensation cost is recognized over the requisite service period if it is 'probable' that the performance conditions will be satisfied, as defined in ASC 450-20-20, "Loss Contingencies."

The fair value for the Company's stock options granted to employees and directors was estimated using the following weighted-average assumptions:

	2011	2013

Dividend yield	0%	3%
Expected volatility	63.3% - 65.3%	57.7% - 60.2%
Risk-free interest rate	2.1%	2.6%
Expected forfeiture (employees)	8.4%	-
Expected forfeiture (executives)	5.2%	5.2%
Contractual term of up to	10 years	10 years
Suboptimal exercise multiple (employees)	2.7	-
Suboptimal exercise multiple (executives)	3.2	3.2

During the years ended December 31, 2011, 2012 and 2013, the Company recognized stock-based compensation expense related to employee stock options in the amount of $  633, $  515 and $ 325, respectively, as follows:

	Year ended December 31,
	2011	2012	2013

Cost of revenue	$4	$16	$11
Research and development	54	114	67
Selling and marketing	92	82	85
General and administrative	483	303	162

Total stock-based compensation expense	$633	$515	$325

Concentrations of credit risk

Financial instruments that potentially subject the Company and its subsidiaries to concentration of credit risk consist principally of cash and cash equivalents, short-term deposits, marketable securities, trade receivables and foreign currency derivative contracts.

The Company's cash and cash equivalents and short-term deposits are invested primarily in deposits with major banks worldwide, mainly in the United States and Israel, however, such cash and cash equivalents and short-term deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. The Company believes that such institutions are of high rating and therefore bear low risk.

The Company's marketable securities include investments in commercial and government bonds and foreign banks. The Company's marketable securities are considered to be highly liquid and have a high credit standing. In addition, management considered its portfolios in foreign banks to be well-diversified (also refer to Note 4).

Trade receivables of the Company and its subsidiaries are derived from sales to customers located primarily in the United States, Europe, Japan, South Africa and Israel. The Company performs ongoing credit evaluations of its customers and excluding 2013to date has not experienced any material losses. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. The expense related to doubtful accounts for the years ended December 31, 2011, 2012 and 2013 was $  136, $  420 and $ 1,285, respectively.

The Company has entered into foreign exchange forward contracts intended to protect against the changes in value of forecasted non-dollar currency cash flows related to salary and related expenses. These derivative instruments are designed to offset the Company's non-dollar currency exposure (see "Derivative instruments" below).

Fair value measurements

The Company accounts for certain assets and liabilities at fair value under ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -	Significant other observable inputs based on market data obtained from sources independent of the reporting entity;

Level 3 -	Unobservable inputs which are supported by little or no market activity;

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy.

Assets and liabilities measured at fair value on a recurring basis are comprised of marketable securities, foreign currency forward contracts and contingent consideration of acquisitions (see Note 5).

The carrying amounts reported in the balance sheet for cash and cash equivalents, short term bank deposits, trade receivables, other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

Comprehensive income (loss)

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income." This Statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income (loss) relate to gain and loss on foreign currency translation adjustments, unrealized gain and loss on derivative instruments designated as hedges and unrealized gain and loss on available-for-sale marketable securities.

Derivative instruments

A material portion of the Company's revenues, expenses and earnings is exposed to changes in foreign exchange rates. Depending on market conditions, foreign exchange risk is also managed through the use of derivative financial instruments. These financial instruments serve to protect net income against the impact of the translation into U.S. dollars of certain foreign exchange-denominated transactions. The derivative instruments hedge or offset exposures to Euro, Japanese Yen and NIS exchange rate fluctuations.

ASC 815, "Derivatives and Hedging," requires companies to recognize all of their derivative instruments as either assets or liabilities in their balance sheet at fair value. Derivative instruments that are designated and qualify as hedges of forecasted transactions (i.e., cash flow hedges) are carried at fair value with the effective portion of a derivative's gain or loss recorded in other comprehensive income and subsequently recognized in earnings in the same period or periods in which the hedged forecasted transaction affects earnings. For derivative instruments that are not designated and qualified as hedging instruments, the gains or losses on the derivative instruments are recognized in current earnings during the period of the change in fair values.

The derivative instruments used by the Company are designed to reduce the market risk associated with the exposure of its underlying transactions to fluctuations in currency exchange rates.

The Company has instituted a foreign currency cash flow hedging program in order to hedge against the risk of overall changes in future cash flows. The Company hedges portions of its forecasted expenses denominated in NIS with currency forwards contracts and put and call options. These forward and option contracts are designated as cash flow hedges.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change.

For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

The notional principal of foreign exchange contracts to purchase NIS with U.S. dollars was $  519 and $ 0 as of December 31, 2012 and 2013, respectively. The notional principal of foreign exchange contracts to purchase U.S. dollars with Euros was $ 0 as of December 31, 2012 and $ 0 as of December 31, 2013. The notional principal of foreign exchange contracts to purchase U.S. dollars with Japanese Yen was $1,276 as of December 31, 2012 and $ 0 as of December 31, 2013.

At December 31, 2013, the Company did not have any cash flow hedges.

The following tables present fair value amounts and gains and losses of derivative instruments and related hedged items:

	Fair values of derivative instruments
	Assets
		December 31,
	Balance sheet item	2012	2013
Assets

Derivatives not designated as hedging	"Other accounts receivable and prepaid expenses"	$140	$-
Cash flow hedging:
Foreign exchange option contracts	" Other accounts receivable and prepaid expenses"	16	-

Total derivatives		$156	$-

	Statements	Gain (loss) recognized in the statements of income
	of	Year ended December 31,
	income item	2011	2012	2013

Cash flow hedging:
Foreign exchange forward and option contracts	"Operating expenses"	$63	$-	$-

Derivatives not designated as hedging:
Foreign exchange forward contracts	"Financial expenses, net"	59	245	139

Total derivatives		$122	$245	$139

Reclassification

Certain amounts in prior years' financial statements have been reclassified to conform with the current year's presentation (see Note 3). The reclassification had no effect on previously reported net income, equity or cash flow.

Impact of recently issued accounting standards

In July 2013, the Financial Accounting Standards Board (“FASB”) issued guidance that requires that a nonrecognized tax benefit be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. This net presentation is required unless a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at thereporting date or the tax law of the jurisdiction does not require, and the entity does not intend to use, the deferred tax asset to settle any additional income tax that would result from the disallowance of the unrecognized tax benefit. This guidance is effective for fiscal year beginning after December 15, 2013, with early adoption permitted. The company believes that the adoption of this standard will not have a material impact on its consolidated financial statements.

In March 2013, the FASB issued further guidance on accounting for the release of a cumulative translation adjustment into net income when a parent company either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets and provides guidance for the acquisition in stages of a controlling interest in a foreign entity. This guidance is effective for fiscal years beginning after December 15, 2013, with early adoption permitted. The company believes that the adoption of this standard will not have a material impact on its consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income." Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for the Company on January 1, 2013. Since this standard only impacts presentation and disclosure requirements, its adoption did not have a material impact on the Company's consolidated results of operations or financial condition.